Share-Based Payment (Details) - Schedule of Fair Value Measurement of the Share Options - Hull-White model [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value Measurement of the Share Options [Line Items]
Expected volatility of the share prices (%)	80.03%
Share price	$ 2,260
Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value Measurement of the Share Options [Line Items]
Risk-free interest rate (%)	4.02%
Expected life of share options (years)	9 years 7 months 28 days
Share price	$ 8,290